Fair Value Measurements (Details) - Fiar value mesurements recurring basis - USD ($)	Sep. 30, 2015	Sep. 30, 2014
Level 1
Liabilities, Fair Value Disclosure [Abstract]
Stock based compensation liability
Level 2
Liabilities, Fair Value Disclosure [Abstract]
Stock based compensation liability
Level 3
Liabilities, Fair Value Disclosure [Abstract]
Stock based compensation liability	$ 12,726,722	$ 1,557,789